Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Sales
Hardware	$ 2,839	$ 1,543	$ 4,070	$ 2,081	$ 5,412	$ 3,031
Services and other	4,340	2,025	7,175	7,906	12,286	10,642
Total sales	7,179	3,568	11,245	9,987	17,698	13,673
Cost of sales
Hardware	1,844	1,141	2,944	1,674	4,434	2,544
Services and other	2,245	803	3,702	3,843	5,875	4,271
Total cost of sales (exclusive of depreciation and amortization shown below)	4,089	1,944	6,646	5,517	10,309	6,815
Gross profit	3,090	1,624	4,599	4,470	7,389	6,858
Operating expenses:
Sales and marketing expenses	538	404	1,041	822	2,078	1,061
Research and development expenses	297	146	618	303	991	893
General and administrative expenses	1,938	1,688	3,641	3,436	6,944	6,393
Depreciation and amortization expense	324	408	651	809	1,505	2,003
Lease termination expense			474
ConeXus acquisition stock issuance expense					1,971
Impairment loss on intangible assets						1,065
Total operating expenses	3,097	2,646	6,425	5,370	13,489	11,415
Operating income/(loss)	(7)	(1,022)	(1,826)	(900)	(6,100)	(4,557)
Other income (expenses):
Interest expense	(752)	(273)	(1,326)	(757)	(1,610)	(1,636)
Change in fair value of warrant liability	11	(369)	208	(377)	(153)	(42)
Gain on settlement of obligations	39		39	866	872	1,008
Other income (expenses), net	(5)	(2)	(1)	(2)	2	164
Total other expense	(707)	(644)	(1,080)	(270)	(889)	(506)
Net loss before income taxes	(714)	(1,666)	(2,906)	(1,170)	(6,989)	(5,063)
Benefit/(provision) from income taxes	102	(73)	56	(152)	39	365
Net loss	(612)	(1,739)	(2,850)	(1,322)	(6,950)	(4,698)
Dividends on preferred stock	(129)	(113)	(240)	(227)	246	463
Net loss attributable to common shareholders	$ (741)	$ (1,852)	$ (3,090)	$ (1,549)	$ (7,196)	$ (5,161)
Basic loss per common share	$ (0.22)	$ (0.76)	$ (1.03)	$ (0.58)
Diluted loss per common share	$ (0.27)	$ (0.81)	$ (1.12)	$ (0.68)
Net loss per common share - basic and diluted					$ (2.86)	$ (2.11)
Net loss attributable to common shareholders					$ (2.96)	$ (2.32)
Weighted average shares outstanding - basic and diluted					2,426	2,222
Weighted average shares outstanding - basic	2,763	2,296	2,758	2,267
Weighted average shares outstanding - diluted	2,763	2,296	2,758	2,267